UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

INTERNATIONAL SMALL CAP

OPPORTUNITY FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON GC INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 21.5%
Auto Components - 1.4%
Landi Renzo SpA	5,990	$23,893
Toyo Tire & Rubber Co., Ltd.	5,780	13,954

Total Auto Components		37,847

Distributors - 2.0%
Smiths News PLC	11,790	21,736
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	53,050	30,918

Total Distributors		52,654

Diversified Consumer Services - 0.3%
Studio Alice Co., Ltd.	790	7,473

Hotels, Restaurants & Leisure - 6.8%
Emperor Entertainment Hotel Ltd.	92,780	21,008	(a)
Fuller Smith & Turner PLC, Class A Shares	2,370	22,207
Greene King PLC	3,750	28,029
Marston’s PLC	15,820	28,241
REXLot Holdings Ltd.	172,460	18,194
Saint Marc Holdings Co., Ltd.	391	16,254
Saizeriya Co., Ltd.	685	13,854
Thomas Cook Group PLC	8,650	25,583
William Hill PLC	3,930	10,459

Total Hotels, Restaurants & Leisure		183,829

Internet & Catalog Retail - 0.5%
Takkt AG	966	13,941

Media - 1.0%
Asatsu-DK Inc.	982	26,803

Multiline Retail - 2.2%
Izumi Co., Ltd.	1,965	28,946
Myer Holdings Ltd.	8,240	29,919

Total Multiline Retail		58,865

Specialty Retail - 3.0%
Hornbach Baumarkt Aktiengesellschaft	436	29,126
Nafco Co., Ltd.	589	10,084
Pal Co., Ltd.	353	12,804
Tom Tailor Holding AG	1,292	27,615	*

Total Specialty Retail		79,629

Textiles, Apparel & Luxury Goods - 4.3%
361 Degrees International Ltd.	29,470	21,194
Dapai International Holdings Co., Ltd.	132,230	21,637
Shinwon Corp.	18,293	22,808	*
Xingquan International Sports Holdings Ltd.	53,440	25,650
Youngone Corp.	2,759	25,648	*

Total Textiles, Apparel & Luxury Goods		116,937

TOTAL CONSUMER DISCRETIONARY		577,978

CONSUMER STAPLES - 9.6%
Food & Staples Retailing - 2.6%
Arcs Co., Ltd.	1,179	18,341
COSMOS Pharmaceutical Corp.	589	22,598
S Foods Inc.	1,560	13,373
San-A Co., Ltd.	393	15,417

Total Food & Staples Retailing		69,729

Food Products - 7.0%
Bongrain SA	260	20,933
CJ CheilJedang Corp.	108	20,650	*
Greencore Group PLC	20,910	35,570
Lotte Confectionery Co., Ltd.	22	29,232	*
Nutreco Holding NV	640	48,569
Viterra Inc.	3,730	34,813	*

Total Food Products		189,767

TOTAL CONSUMER STAPLES		259,496

See Notes to Schedule of Investments.

LEGG MASON GC INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
ENERGY - 1.0%
Energy Equipment & Services - 1.0%
Aker ASA, Class A Shares	1,150	$27,592

FINANCIALS - 10.8%
Capital Markets - 2.3%
Deutsche Beteiligungs AG	990	27,781
F&C Asset Management PLC	24,970	32,702

Total Capital Markets		60,483

Commercial Banks - 1.0%
Ringkjoebing Landbobank Aktieselskab	210	27,295	*

Diversified Financial Services - 0.5%
Eurazeo	190	14,089

Insurance - 1.0%
Chaucer Holdings PLC	32,580	26,541

Real Estate Investment Trusts (REITs) - 5.0%
Advance Residence Investment	16	35,827	*
Parkway Life Real Estate Investment Trust	21,610	27,784
Top REIT Inc.	6	40,350
United Urban Investment Corp.	24	30,683

Total Real Estate Investment Trusts (REITs)		134,644

Real Estate Management & Development - 1.0%
Deutsche Wohnen AG	1,000	14,031	*
GAGFAH SA	1,500	13,456

Total Real Estate Management & Development		27,487

TOTAL FINANCIALS		290,539

HEALTH CARE - 5.8%
Health Care Providers & Services - 2.0%
Rhoen-Klinikum AG	1,910	42,037
Toho Holdings Co., Ltd.	786	10,756

Total Health Care Providers & Services		52,793

Life Sciences Tools & Services - 1.8%
Biotage AB	33,990	33,860
Lonza Group AG, Registered Shares	200	16,032

Total Life Sciences Tools & Services		49,892

Pharmaceuticals - 2.0%
Kaken Pharmaceutical Co., Ltd.	1,380	16,759
Meda AB, Class A Shares	2,550	19,412
Seikagaku Corp.	1,570	17,578

Total Pharmaceuticals		53,749

TOTAL HEALTH CARE		156,434

INDUSTRIALS - 30.2%
Aerospace & Defense - 1.2%
CAE Inc.	2,750	31,834

Airlines - 1.0%
easyJet PLC	3,730	25,588	*

Building Products - 2.8%
Hamon	980	35,188
Maezawa Kasei Industries Co., Ltd.	2,770	25,315
Noritz Corp.	786	13,883

Total Building Products		74,386

Commercial Services & Supplies - 12.0%
Aeon Delight Co., Ltd.	880	17,331
BWT AG	980	28,811
Derichebourg SA	5,500	38,321	*
Loomis AB, Class B Shares	3,200	48,055
Newalta Corp.	2,750	32,885
Shanks Group PLC	23,540	46,170
Sinomem Technology Ltd.	35,370	13,780
Séché Environnement	590	46,477

See Notes to Schedule of Investments.

LEGG MASON GC INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Tomra Systems ASA	7,860	$52,265

Total Commercial Services & Supplies		324,095

Construction & Engineering - 3.2%
Foster Wheeler AG	980	33,829	*
Heijmans N.V.	680	13,676	*
Kyowa Exeo Corp.	1,070	11,031
Toshiba Plant Systems & Services Corp.	1,965	28,220

Total Construction & Engineering		86,756

Electrical Equipment - 1.0%
Prysmian SpA	1,570	26,749

Industrial Conglomerates - 2.1%
Haw Par Corp., Ltd.	7,860	37,544
Wendel Investissement	210	19,337

Total Industrial Conglomerates		56,881

Machinery - 4.4%
Bobst Group AG	280	12,877	*
Duerr AG	980	31,260	*
Industrea Ltd.	9,790	14,719
Torishima Pump Mfg. Co., Ltd.	715	15,094
Wartsila Oyj	590	45,019

Total Machinery		118,969

Professional Services - 1.6%
Teleperformance	1,250	42,177

Transportation Infrastructure - 0.9%
BBA Aviation PLC	7,070	24,427

TOTAL INDUSTRIALS		811,862

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.6%
Cogo Group Inc.	3,540	31,329	*
Mitsui Knowledge Industry Co., Ltd.	71	12,732

Total Communications Equipment		44,061

Electronic Equipment, Instruments & Components - 2.3%
Ingenico SA	1,670	60,466

Internet Software & Services - 1.8%
RADVision Ltd.	3,930	35,252	*
ZAPPALLAS Inc.	9	13,646

Total Internet Software & Services		48,898

IT Services - 4.3%
CGI Group Inc., Class A Shares	1,960	33,905	*
Indra Sistemas SA	780	13,326
ITOCHU Techno-Solutions Corp.	589	22,090
NS Solutions Corp.	735	16,042
Wirecard AG	2,140	29,312

Total IT Services		114,675

Office Electronics - 1.0%
Neopost SA	300	26,138

Software - 1.6%
Alpha Systems Inc.	605	10,954
DTS Corp.	898	11,138
SRA Holdings Inc.	1,950	21,544

Total Software		43,636

TOTAL INFORMATION TECHNOLOGY		337,874

MATERIALS - 8.1%
Chemicals - 3.4%
Filtrona PLC	6,780	25,676
Fujikura Kasei Co., Ltd.	1,270	8,760
Incitec Pivot Ltd.	7,430	30,094
Symrise AG	990	27,153

Total Chemicals		91,683

See Notes to Schedule of Investments.

LEGG MASON GC INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Containers & Packaging - 2.8%
DS Smith PLC	11,590	$36,538
Huhtamaki Oyj	2,750	38,034

Total Containers & Packaging		74,572

Paper & Forest Products - 1.9%
Mondi PLC	3,540	28,341
Sappi Ltd.	4,670	24,103	*

Total Paper & Forest Products		52,444

TOTAL MATERIALS		218,699

UTILITIES - 0.9%
Water Utilities - 0.9%
Sound Global Ltd.	19,650	12,708	*
Tri-Tech Holding Inc.	1,160	12,482	*

TOTAL UTILITIES		25,190

TOTAL INVESTMENTS - 100.5% (Cost - $2,489,292#)		2,705,664
Liabilities in Excess of Other Assets - (0.5)%		(12,600)

TOTAL NET ASSETS - 100.0%		$2,693,064

*	Non-income producing security.
(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON GC INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

Summary of Investments by Country **

Japan	21.4%
United Kingdom	14.1
France	9.9
Germany	9.0
Canada	4.9
South Korea	4.5
Sweden	3.7
Singapore	3.4
Bermuda	3.2
Finland	3.1
Norway	3.0
Australia	2.8
Switzerland	2.3
Netherlands	2.3
Italy	1.9
Ireland	1.3
Israel	1.3
Belgium	1.3
Cayman Islands	1.2
United States	1.2
China	1.1
Austria	1.1
Denmark	1.0
Luxembourg	0.5
Spain	0.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents International Small Cap Opportunity Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long term investments†
Common stocks
Consumer discretionary	$556,970	—	$21,008	$577,978
Other common stocks	2,127,686	—	—	2,127,686

Total investments	$2,684,656	—	$21,008	$2,705,664

†	See Schedule of Investments for additional detailed categorizations.

Notes to schedule of investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS CONSUMER DISCRETIONARY
Balance as of September 30, 2010	—
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)(1)	(5,590)
Net purchases (sales)	26,598
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	21,008

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010(1)	(5,590)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$257,672
Gross unrealized depreciation	(41,300)

Net unrealized appreciation	$216,372

Notes to schedule of investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 25, 2011